Debt - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Remainder 2022	$ 7,642
2023	60,190
2024	10,190
2025	10,190
2026	10,190
2027	30,190
2028 and thereafter	2,619,966
Total	$ 2,748,558	$ 2,794,108